Income Taxes - Schedule of Components of Income Taxes Expense (Benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current:
U.S. federal
U.S. state and local
China
Total current income taxes expense
Deferred:
U.S. federal					(3,585,262)	(4,874)
U.S. state and local					(1,213,867)	(1,650)
China					77,641	93,437
Total deferred income taxes (benefit)					(4,721,488)	86,913
Change in valuation allowance					4,721,488	(86,913)
Total income taxes expense